Commitments and Contingencies - Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Statements of Financial Position [Line Items]
Invested assets	CAD 334,222	CAD 321,869
Total other assets	71,004	83,635
Segregated funds net assets	324,307	315,177
Insurance contract liabilities	304,605	297,505	CAD 285,288
Investment contract liabilities	3,126	3,275
Segregated funds net liabilities	324,307	315,177
Total other liabilities	55,332	61,901
MFC [Member]
Condensed Consolidated Statements of Financial Position [Line Items]
Invested assets	21	161
Total other assets	48,688	48,073
Total other liabilities	7,696	6,402
MLI consolidated [Member]
Condensed Consolidated Statements of Financial Position [Line Items]
Invested assets	334,191	321,698
Total other assets	71,180	83,607
Segregated funds net assets	324,307	315,177
Insurance contract liabilities	304,605	297,505
Investment contract liabilities	3,126	3,275
Segregated funds net liabilities	324,307	315,177
Total other liabilities	48,145	55,808
Other subsidiaries of MFC on a combined basis [Member]
Condensed Consolidated Statements of Financial Position [Line Items]
Invested assets	10	10
Total other assets	4	4
Consolidating adjustments [Member]
Condensed Consolidated Statements of Financial Position [Line Items]
Total other assets	(48,868)	(48,049)
Total other liabilities	(509)	(309)
Manulife Finance (Delaware), L.P.[Member]
Condensed Consolidated Statements of Financial Position [Line Items]
Invested assets	5	6
Total other assets	1,033	1,085
Total other liabilities	CAD 831	CAD 882